Significant events - Acquisition (Details) - MXN ($) $ in Millions		12 Months Ended
	Nov. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 26, 2017
Acquisition
Payment for available-for-sale financial assets		$ (10,877)	$ (52,951)	$ (31,971)
ISBAN
Acquisition
Amount paid for shares acquired					$ 981
Bolsa Mexicana de Valores, S.A.B. de C.V.
Acquisition
Number of shares purchased	14,176,749
Payment for available-for-sale financial assets	$ 449
Inclusion Financiera
Acquisition
Maximum threshold for placement of credits		$ 1